Property and Equipment, net	6 Months Ended
Jun. 30, 2020
Property and equipment, net
Property and Equipment, net

9.Property and equipment, net

Property and equipment consist of the following:

	As of
	December 31,	June 30,
	2019	2020
	$	$
Office equipment	397	391
Electronic equipment	1,482	1,858
Vehicle	76	75
Laboratory equipment	5,854	7,279
Manufacturing equipment	11,049	11,016
Leasehold improvements	7,528	7,478
Construction in progress	428	267
	26,814	28,364
Less: accumulated depreciation	(5,461)	(7,347)
Property and equipment, net	21,353	21,017

Depreciation expenses for the six months ended June 30, 2019 and 2020 were $1,447 (unaudited) and $1,974, respectively.